Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Purchase Obligation, Fiscal Year Maturity [Abstract]
Summary of Purchase Obligation, Fiscal Year Maturity
Future minimum payments under noncancelable service and inventory purchase agreements for the periods succeeding September 30, 2023 are as follows (in thousands):

Three months ending December 31, 2023	$12,216
Year ending December 31, 2024	3,567
Year ending December 31, 2025	1,475
Year ending December 31, 2026	100
Year ending December 31, 2027	75
Thereafter	75

$17,508

Future minimum payments under noncancelable service and inventory purchase agreements for the periods succeeding December 31, 2022 are as follows (in thousands):

Year ended December 31, 2023	$20,849
Year ended December 31, 2024	1,844
Year ended December 31, 2025	1,385
Year ended December 31, 2026	100
Thereafter	150

$24,328